                       STATEMENT OF ADDITIONAL INFORMATION

                               RYDEX SERIES TRUST

                       6116 EXECUTIVE BOULEVARD, SUITE 400
                            ROCKVILLE, MARYLAND 20852
                                  301/468-8520

Rydex Series Trust (the "Trust") is a no-load mutual fund complex with twenty-two separate investment portfolios (the "Funds"). This Statement of Additional Information ("SAI") relates to shares of the following portfolios:

                                    NOVA FUND
                                    URSA FUND
                                    OTC FUND
                                   ARKTOS FUND
                              PRECIOUS METALS FUND
                            U.S. GOVERNMENT BOND FUND
                                    JUNO FUND
                                  BANKING FUND
                              BASIC MATERIALS FUND
                               BIOTECHNOLOGY FUND
                             CONSUMER PRODUCTS FUND
                                ELECTRONICS FUND
                                   ENERGY FUND
                              ENERGY SERVICES FUND
                             FINANCIAL SERVICES FUND
                                HEALTH CARE FUND
                                  LEISURE FUND
                                 RETAILING FUND
                                 TECHNOLOGY FUND
                             TELECOMMUNICATIONS FUND
                               TRANSPORTATION FUND
                        U.S. GOVERNMENT MONEY MARKET FUND

This SAI is not a prospectus. It should be read in conjunction with the Trust's Prospectus, dated August 1, 1999. A copy of the Trust's Prospectus is available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone number above.


                     The date of this SAI is August 1, 1999.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                       PAGE
                                                                       ----
GENERAL INFORMATION ABOUT THE TRUST......................................3

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS............................3

DESCRIPTION OF THE MONEY MARKET FUND.....................................7

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS.........................7

INVESTMENT RESTRICTIONS.................................................16

PORTFOLIO TRANSACTIONS AND BROKERAGE....................................20

MANAGEMENT OF THE TRUST.................................................21

PRINCIPAL HOLDERS OF SECURITIES.........................................27

DETERMINATION OF NET ASSET VALUE........................................27

PERFORMANCE INFORMATION.................................................29

CALCULATION OF RETURN QUOTATIONS........................................30

INFORMATION ON COMPUTATION OF YIELD.....................................31

PURCHASE AND REDEMPTION OF SHARES.......................................33

DIVIDENDS, DISTRIBUTIONS, AND TAXES.....................................34

OTHER INFORMATION.......................................................37

COUNSEL.................................................................38

AUDITORS AND CUSTODIAN..................................................38

FINANCIAL STATEMENTS....................................................38

APPENDIX...............................................................A-1


GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Delaware business trust on February 10, 1993. The Trust is permitted to offer separate portfolios and different classes of shares. The Trust currently offers two separate classes of shares, Investor Class Shares and Advisor Class Shares. Investor Class Shares are sold principally to professional money managers and to investors who take part in certain asset-allocation investment strategies. Advisor Class Shares are offered through broker-dealers and other financial institutions ("intermediaries") that have entered into arrangements with the Trust's Distributor (the "Distributor") to sell Advisor Class Shares to their customers. Advisor Class Shares differ from Investor Class Shares primarily in the allocation of certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. Sales of shares of each Class are made without a sales charge at each Fund's per share net asset value. Additional Funds and/or classes may be created from time to time.

Currently, the Trust has twenty-two separate series. The Nova, Ursa, OTC, Arktos, Precious Metals, U.S. Government Bond and Juno Funds (collectively, the "Benchmark Funds") are designed to provide investment results which match the performance of a specific benchmark. The Banking, Basic Materials, Biotechnology, Consumer Products, Electronics, Energy, Energy Services, Financial Services, Health Care, Leisure, Retailing, Technology, Telecommunications and Transportation Funds (collectively, the "Sector Funds") are designed to provide exposure to specific economic sectors. The Trust also offers shares of the U.S. Government Money Market Fund (the "Money Market Fund"). All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS

BANKING FUND
The Fund may invest in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. In addition, these companies may offer services such as merchant banking, consumer and commercial finance, discount brokerage, leasing and insurance. These companies may concentrate their operations within a specific part of the country rather than operating predominantly on a national or international scale.

BASIC MATERIALS FUND
The Fund may invest in companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector. The Fund may invest in companies handling products such as chemicals, lumber, paper, copper, iron ore, nickel, steel, aluminum, textiles, cement, and gypsum. The Fund may also invest in the securities of mining, processing, transportation, and distribution companies, including equipment suppliers and railroads.

BIOTECHNOLOGY FUND
The Fund may invest in companies engaged in the research, development, sale, and manufacture of various biotechnological products, services and processes. These include companies involved with developing or experimental technologies such as generic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies. The Fund may also invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and that provide or benefit significantly from scientific and technological advances in biotechnology. Some biotechnology companies may provide processes or services instead of, or in addition to, products.

The description of the biotechnology sector may be interpreted broadly to include applications and developments in such areas as human health care (cancer, infectious disease, diagnostics and therapeutics); pharmaceuticals (new drug development and production); agricultural and veterinary applications (improved seed varieties, animal growth hormones); chemicals (enzymes, toxic waste treatment); medical/surgical (epidermal growth factor, in vivo imaging/therapeutics); and industry (biochips, fermentation, enhanced mineral recovery).

CONSUMER PRODUCTS FUND
The Fund may invest in companies engaged in the manufacture of goods to consumers, both domestically and internationally. The Fund may invest in companies that manufacture durable products such as furniture, major appliances, and personal computers. The Fund also may invest in companies that manufacture, wholesale or retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (E.G., books, magazines, TV, cable, movies, music, gaming, and sports). In addition, the Fund may invest in consumer products and services such as lodging, child care, convenience stores, and car rentals.

ELECTRONICS FUND
The Fund may invest in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. In addition, the Fund may invest in companies in the fields of defense electronics, medical electronics, consumer electronics, advanced manufacturing technologies (computer-aided design and computer-aided manufacturing electro-optics, and other developing electronics technologies.

ENERGY FUND
The Fund may invest in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The business activities of companies in which the Fund may invest include production, generation, transmission, refining, marketing, control, distribution or measurement of energy or energy fuels such as petrochemicals; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field may also be considered for this Fund.

ENERGY SERVICES FUND
The Fund may invest in companies in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The Fund may invest in companies involved in providing services and equipment for drilling processes such as offshore and onshore drilling, drill bits, drilling rig equipment, drilling string equipment, drilling fluids, tool joints and wireline logging. Many energy service companies are engaged in production and well maintenance, providing such products and services as packers, perforating equipment, pressure pumping, downhole equipment, valves, pumps, compression equipment, and well completion equipment and service. Certain companies supply energy providers with exploration technology such as seismic data, geological and geophysical services, and interpretation of this data. The Fund may also invest in companies with a variety of underwater well services, helicopter services, geothermal plant design or construction, electric and nuclear plant design or construction, energy related capital equipment, mining related equipment or services, and high technology companies serving these industries.

FINANCIAL SERVICES FUND
The Fund may invest in companies that are involved in the financial sector, including commercial and investment banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, and a variety of firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance.

The financial services sector is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.

Securities and Exchange Commission ("SEC") regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be "principally engaged" in this Fund's business activity. Rule 12d3-1 under the Investment Company Act of 1940 (the "1940 Act"), allows investment portfolios such as this Fund, to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (I.E., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase. The Fund may purchase securities of an issuer that derived more than 15% of it gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:

a. the purchase cannot cause more than 5% of the Fund's total assets to be invested in securities of that issuer;

b. for any equity security, the purchase cannot result in the Fund owning more than 5% of the issuer's outstanding securities in that class;

c. for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer's debt securities.

In applying the gross revenue test, an issuer's own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Fund will not be required to divest its holding of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

HEALTH CARE FUND
The Fund may invest in companies that are involved in the health care industry including companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Companies in the health care sector may include pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities.

LEISURE FUND
The Fund may invest in companies engaged in the design, production, or distribution of goods or services in the leisure industries including television and radio broadcasting or manufacturing (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services may include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, hotels and motels, leisure apparel or footwear, tobacco products, and gaming casinos.

RETAILING FUND
The Fund may invest in companies that are involved in the retailing sector including companies engaged in merchandising finished goods and services primarily to individual consumers. Companies in which the Fund may invest include general merchandise retailers, department stores, restaurant franchises, drug stores, motor vehicle and marine dealers, and any specialty retailers selling a single category of merchandise such as apparel, toys, jewelry, consumer electronics, or home improvement products. The Fund may also invest in companies engaged in selling goods and services through alternative means such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video based electronic systems.

TECHNOLOGY FUND
The Fund may invest in companies that are involved in the technology sector including companies which the Advisor believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. These may include, for example, companies that develop, produce, or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors.

TELECOMMUNICATIONS FUND
The Fund may invest in companies that are involved in the telecommunications sector including companies engaged in the development, manufacture, or sale of communications services and/or equipment. Companies in the telecommunications field offer a variety of services and products, including local and long-distance telephone service; cellular, paging, local and wide-area product networks; satellite, microwave and cable television; Internet access; and equipment used to provide these products and services. Long-distance telephone companies may also have interests in developing technologies, such as fiber optics and data transmission. Certain types of companies in which the Fund may invest are engaged in fierce competition for a share of the market for goods or services such as private and local area networks, or are engaged in the sale of telephone set equipment.

TRANSPORTATION FUND
The Fund may invest in companies that are involved in the transportation sector, including companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. Transportation services may include companies involved in the movement of freight and/or people such as airline, railroad, ship, truck, and bus companies. Other service companies include those that provide leasing and maintenance for automobiles, trucks, containers, rail cars, and planes. Equipment manufacturers include makers of trucks, automobiles, planes, containers, rail cars, or any other mode of transportation and its related products. In addition, the Fund may invest in companies that sell fuel-saving devices to the transportation industries and those that sell insurance and software developed primarily for transportation companies.

DESCRIPTION OF THE MONEY MARKET FUND

The Money Market Fund seeks to provide security of principal, high current income, and liquidity. The Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and may invest any remaining assets in receipts and enter into repurchase agreements fully collateralized by U.S. Government Securities.

The Money Market Fund is governed by SEC rules which impose certain liquidity, maturity and diversification requirements. The Money Market Fund's assets are valued using the amortized cost method, which enables the Money Market Fund to maintain a stable NAV. All securities purchased by the Money Market Fund must have remaining maturities of 397 days or less. Although the Money Market Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL
Each Fund's investment objective and permitted investments are described in the Prospectuses. The investment objective of each Fund (except the Sector Funds), including the benchmark of the Nova Fund and Ursa Fund are fundamental policies of the Funds which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The following information supplements, and should be read in conjunction with, those sections of the Prospectuses.

Portfolio management is provided to each Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852 (the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectuses may be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. A Fund is free to reduce or eliminate its activity in any of those areas without changing the Fund's fundamental investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives.

BORROWING
The Nova Fund, the Bond Fund and the Sector Funds may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Nova Fund, the Bond Fund, or the Sector Funds might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. The Nova Fund, the Bond Fund and the Sector Funds intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

FOREIGN ISSUERS
The Metals Fund and the Sector Funds may invest in issuers located outside the United States. The Metals Fund and the Sector Funds may purchase American Depositary Receipts ("ADRs"), "ordinary shares," or "New York shares" in the United States. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protect the Funds from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

With regard to the Metals Fund, at the present time, five countries are the major producers and processors of gold bullion and other precious metals and minerals. In order of magnitude, these producers and processors are: the Republic of South Africa, the former republics of the former Soviet Union, Canada, the United States, and Australia. Political and economic conditions in South Africa and the former republics of the former Soviet Union may have a direct effect on the mining, distribution, and price of precious metals and minerals, and on the sales of central bank gold holdings. South African mining stocks represent a special risk in view of the history of political unrest in that country. Besides that factor, various government bodies such as the South African Ministry of Mines and the Reserve Bank of South Africa exercise regulatory authority over mining activity and the sale of gold. The policies of these South African government bodies in the future could be detrimental to the Metals Fund's ability to achieve its objectives.

ILLIQUID SECURITIES
While none of the Funds anticipates doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets in illiquid securities. Each Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depends on the market that exists for the particular security. The trustees of the Trust (the "Trustees") have delegated the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Funds (other than the Bond Fund, the Money Market Fund, and the Sector Funds) presently may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of
Section 12(d)(1) of the 1940 Act. A Fund, therefore, may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or
(iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. The Bond Fund, the Money Market Fund and the Sector Funds may invest in the securities of other investment companies only as part of a merger, reorganization, or acquisition, subject to the requirements of the 1940 Act.

If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

LENDING OF PORTFOLIO SECURITIES
Subject to the investment restrictions set forth below, each of the Funds may lend portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Fund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby earning additional income. A Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which the Fund's shares are qualified for sale, and the Funds will not lend more than 33 1/3% of the value of the Fund's total assets, except that the Money Market Fund will not lend more than 10% of the value of the Money Market Fund's total assets. Loans would be subject to termination by the lending Fund on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

OPTIONS TRANSACTIONS

OPTIONS ON SECURITIES. The Nova Fund, the OTC Fund, the Metals Fund and the Sector Funds may buy call options and write (sell) put options on securities, and the Ursa Fund and the Arktos Fund may buy put options and write call options on securities for the purpose of realizing the Fund's investment objective. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Option Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction.

OPTIONS ON SECURITY INDEXES. The Nova Fund, the OTC Fund, the Metals Fund and the Sector Funds may purchase call options and write put options, and the Ursa Fund and the Arktos Fund may purchase put options and write call options, on stock indexes listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's investment objective.

Options on indexes are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a Fund writes a covered option on an index, the Fund will be required to deposit and maintain with a custodian cash or liquid securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian cash or liquid securities equal in value to the deficiency.

OPTIONS ON FUTURES CONTRACTS. Under Commodities Futures Trading Commission ("CFTC") Regulations, a Fund (other than the Money Market Fund) may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (I.E., the amount by which the exercise price of the put option exceeds the current market value of the underlying security, or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

When a Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund "covers" its position. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

A Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contracts is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

PORTFOLIO TURNOVER
As discussed in the Trust's prospectus, the Trust anticipates that investors in the Funds, as part of an asset allocation investment strategy, will frequently purchase and/or redeem shares of the Funds . The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. (See "More Information About Risk" in the Trust's Prospectuses). Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds will be substantial.

REPURCHASE AGREEMENTS
As discussed in the Trust's Prospectus, each of the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, other than the Money Market Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% (10% with respect to the Money Market Fund) of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS
The Ursa Fund, the Juno Fund, and the Money Market Fund may use reverse repurchase agreements as part of that Fund's investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when this will be to the Fund's advantage to do so. Each Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

SHORT SALES
The Ursa Fund, the Arktos Fund, and the Juno Fund also may engage in short sales transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Ursa Fund, Arktos Fund, or Juno Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. Each of the Funds may sell up to 100% of its portfolio short.

The Nova Fund, the OTC Fund, the Metals Fund and the Sector Funds each may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost. These Funds may make a short sale when the Fund wants to sell the security the Fund owns at a current attractive price, in order to hedge or limit the exposure of the Fund's position.

STOCK INDEX FUTURES CONTRACTS
A Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time a Fund purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

TRACKING ERROR
While Funds which seek to duplicate the performance of their respective benchmarks on a daily basis, as discussed in the Prospectuses, do not expect that the aggregate returns over a year will deviate adversely from their respective benchmarks by more than ten percent, several factors may affect their ability to achieve this correlation. Among these are: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) less than all of the securities in the benchmark being held by a Fund and securities not included in the benchmark being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) a Fund holds instruments traded in a market that has become illiquid or disrupted; (6) Fund share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; or (9) market movements that run counter to a leveraged Fund's investments (which will cause divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging). Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined uptrend or downtrend in the market when measured from price peak to price peak, access a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant.

U.S. GOVERNMENT SECURITIES
The Bond Fund invests primarily in U.S. Government Securities, and each of the other Funds also may invest in U.S. Government Securities. The Juno Fund may enter into short transactions on U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government Securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration.

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the Federal agency, while other obligations issued by or guaranteed by Federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored Federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. The Bond Fund will invest in such U.S. Government Securities only when the Advisor is satisfied that the credit risk with respect to the issuer is minimal.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, of such security in determining the Fund's net asset value. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's net asset value or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

ZERO COUPON BONDS
The Bond Fund and the Juno Fund may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Since dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES
The following investment limitations (and those set forth in the Prospectuses) are fundamental policies of the Funds which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

A Benchmark Fund shall not:

         1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except (i) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies, and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities, or (iii) through the loans of portfolio securities provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security and marked-to-market daily.

         2.   Underwrite securities of any other issuer.

         3. Purchase, hold, or deal in real estate or oil and gas interests, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired for the Fund as a result of the ownership of securities.

         4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued but excluding liabilities and indebtedness not constituting senior securities), except that the Fund may issue senior securities in connection with transactions in options, futures, options on futures, and other similar investments, and except as otherwise permitted herein and in Investment Restriction Nos. 5, 7, 8, and 9, as applicable to the Fund.

         5. Pledge, mortgage, or hypothecate the Fund's assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with (i) the writing of covered put and call options, (ii) the purchase of securities on a forward-commitment or delayed-delivery basis, and
              (iii) collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

         6. Invest in commodities except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies, indexes, and options on futures contracts or indexes and currencies underlying or related to any such futures contracts, and purchase and sell currencies (and options thereon) or securities on a forward-commitment or delayed-delivery basis.

              6.1 THE METALS FUND MAY (a) TRADE IN FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS; OR (b) INVEST IN
                   PRECIOUS-METALS AND PRECIOUS MINERALS.

         7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.

              7.1 THE METALS FUND WILL INVEST 25% OR MORE OF THE VALUE OF THE ITS TOTAL ASSETS IN THE SECURITIES IN THE METALS-RELATED AND MINERALS-RELATED INDUSTRIES.

         8. Borrow money, except (i) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of the Fund's total assets from a bank or (ii) in an amount up to one-third of the value of the Fund's total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

              8.1 THE NOVA FUND AND THE BOND FUND MAY BORROW MONEY, SUBJECT TO THE CONDITIONS OF PARAGRAPH 8, FOR THE PURPOSE OF INVESTMENT LEVERAGE.

              8.2 THE JUNO FUND MAY BORROW MONEY, SUBJECT TO THE CONDITIONS OF PARAGRAPH 8, BUT SHALL NOT MAKE PURCHASES WHILE BORROWING IN EXCESS OF 5% OF THE VALUE OF ITS ASSETS. FOR PURPOSES OF THIS SUBPARAGRAPH, FUND ASSETS INVESTED IN REVERSE REPURCHASE AGREEMENTS ARE INCLUDED IN THE AMOUNTS BORROWED.

         9. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures or options transactions is not considered to be a securities purchase on margin. The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost ("selling against the box").

              9.1 THE URSA FUND, THE ARKTOS FUND, AND THE JUNO FUND MAY ENGAGE IN SHORT SALES OF PORTFOLIO SECURITIES OR MAINTAIN A SHORT POSITION IF AT ALL TIMES WHEN A SHORT POSITION IS OPEN (i) THE FUND MAINTAINS A SEGREGATED ACCOUNT WITH THE FUND'S CUSTODIAN TO COVER THE SHORT POSITION IN ACCORDANCE WITH THE POSITION OF THE SECURITIES AND EXCHANGE COMMISSION OR (ii) THE FUND OWNS AN EQUAL AMOUNT OF SUCH SECURITIES OR SECURITIES CONVERTIBLE INTO OR EXCHANGEABLE, WITHOUT PAYMENT OF ANY FURTHER CONSIDERATION, FOR SECURITIES OF THE SAME ISSUE AS, AND EQUAL IN AMOUNT TO, THE SECURITIES SOLD SHORT.

FUNDAMENTAL POLICIES APPLICABLE TO THE MONEY MARKET FUND
The Money Market Fund shall not:

         10. Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

         11. Lend the Money Market Fund's portfolio securities in excess of 15% of the Money Market Fund's total assets. Any loans of the Money Market Fund's portfolio securities will be made according to guidelines established by the Board of Trustees of the Trust, including maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

         12. Issue senior securities, except as permitted by the Money Market Fund's investment objectives and policies.

         13.  Write or purchase put or call options.

         14. Invest in securities of other investment companies, except as these securities may be acquired as part of a merger, consolidation, acquisition of assets, or plan of reorganization.

         15. Mortgage, pledge, or hypothecate the Money Market Fund's assets except to secure permitted borrowings. In those cases, the Money Market Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Money Market Fund at the time of the borrowing.

         16. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

FUNDAMENTAL POLICIES OF THE SECTOR FUNDS

A Sector Fund may not:

         17. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require that Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

         18. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

         19. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

         20. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

         21. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

         22. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

NON-FUNDAMENTAL POLICIES
The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board of Trustees.

Each Fund may not:

         1.   Invest in warrants.

         2.   Invest in real estate limited partnerships.

         3.   Invest in mineral leases.

Each Sector Fund may not:

         4. Pledge, mortgage or hypothecate assets except to secure borrowing permitted by the Fund's fundamental limitation on borrowing.

         5.   Invest in companies for the purpose of exercising control.

         6. Purchase securities on margin or effect short sales, except that a Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and
              (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

         7. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

         8. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The foregoing percentages are: (i) based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the Funds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the Funds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the Funds and the other client accounts.

The policy of each Fund regarding purchases and sales of securities for the Fund's portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. Government securities are normally transacted through issuers, underwriters or major dealers in U.S. Government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In managing the investment portfolios of the Funds, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Advisor. In addition, Section 28(e) of the Securities Exchange Act of 1934 permits the Advisor to cause a Fund to pay commission rates in excess of those another dealer or broker would have charged for effecting the same transaction, if the Advisor determines, in good faith, that the commission paid is reasonable in relation to the value of brokerage and research services provided. While the Advisor currently does not intend to pay higher commissions to dealers and brokers who supply it with brokerage and research services, in the event such higher payments would be made or are deemed to have been made, such higher payments would be in accordance with Section 28(e).

Such research services may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, analysis of corporate responsibility issues or in the form of access to various computer-generated data, computer hardware and software. Such research may be provided by brokers and dealers in the form of written reports, telephone contacts and personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives. Brokerage services and equipment may facilitate the execution and monitoring of securities transactions, for example, by providing rapid communications with financial markets and brokers or dealers, or by providing real-time tracking of orders, settlements, investment positions and relevant investment criteria and restrictions applicable to the execution of securities transactions. In some cases, brokerage and research services are generated by third parties but are provided to the Advisor by or through brokers and dealers. The Advisor may allocate brokerage for research services that are also available for cash, where appropriate and permitted by law. The Advisor may also pay cash for certain research services received from external sources.

In addition, the information and services received by the Advisor from brokers and dealers may not in all cases benefit a Fund directly. For example, such information and services received by the Advisor as a result of the brokerage allocation of one of the Funds may be of benefit to the Advisor in the management of other accounts of the Advisor, including other Funds of the Trust and other investment companies advised by the Advisor. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

For the fiscal period ended March 31, 1999, the Advisor paid no commissions on brokerage transactions, pursuant to an agreement or understanding, to brokers in consideration of research services.

For the fiscal periods ended March 31, 1997, March 31, 1998 and March 31, 1999 the Funds paid the following brokerage commissions:



-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                           AGGREGATE BROKERAGE COMMISSIONS
                                 --------------------------------------------------------
             FUND                  1997*                   1998                  1999
-----------------------------------------------------------------------------------------
Nova Fund                        $259,900                $836,833            $1,950,042
-----------------------------------------------------------------------------------------
Ursa Fund                        $236,053                $284,054             $ 381,892
-----------------------------------------------------------------------------------------
OTC Fund                          $15,491                 $20,402             $   4,966
-----------------------------------------------------------------------------------------
Arktos Fund                         n/a                     n/a               $   5,446
-----------------------------------------------------------------------------------------
Metals Fund                      $276,434                $415,695             $ 268,247
-----------------------------------------------------------------------------------------
Bond Fund                          $7,829                 $18,172             $  34,498
-----------------------------------------------------------------------------------------
Juno Fund                         $24,387                 $40,740             $  36,994
-----------------------------------------------------------------------------------------
Money Market Fund                   $0                      $0                    $0
-----------------------------------------------------------------------------------------
Banking Fund                        n/a                     n/a               $ 574,673
-----------------------------------------------------------------------------------------
Basic Materials Fund                n/a                     n/a               $ 280,569
-----------------------------------------------------------------------------------------
Biotechnology Fund                  n/a                     n/a               $ 122,671
-----------------------------------------------------------------------------------------
Consumer Products Fund              n/a                     n/a              $ 110, 820
-----------------------------------------------------------------------------------------
Electronics Fund                    n/a                     n/a               $ 556,126
-----------------------------------------------------------------------------------------
Energy Fund                         n/a                     n/a               $ 250,391
-----------------------------------------------------------------------------------------
Energy Services Fund                n/a                     n/a              $1,024,957
-----------------------------------------------------------------------------------------
Financial Services Fund             n/a                     n/a              $1,717,650
-----------------------------------------------------------------------------------------
Health Care Fund                    n/a                     n/a               $ 508,052
-----------------------------------------------------------------------------------------
Leisure Fund                        n/a                     n/a               $ 213,807
-----------------------------------------------------------------------------------------
Retailing Fund                      n/a                     n/a               $ 764,655
-----------------------------------------------------------------------------------------
Technology Fund                     n/a                     n/a               $ 475,721
-----------------------------------------------------------------------------------------
Telecommunications Fund             n/a                     n/a               $ 232,192
-----------------------------------------------------------------------------------------


                                       20



-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                           AGGREGATE BROKERAGE COMMISSIONS
                                 --------------------------------------------------------
             FUND                  1997*                   1998                  1999
-----------------------------------------------------------------------------------------
Transportation Fund                 n/a                     n/a               $ 263,982
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------


*For the nine-month period from July 1, 1996 to March 31, 1997



MANAGEMENT OF THE TRUST

The Trustees are responsible for the general supervision of the Trust's business. The day-to-day operations of the Trust are the responsibilities of the Trust's officers. The names and addresses (and ages) of the Trustees and the officers of the Trust and the officers of the Advisor, together with information as to their principal business occupations during the past five years, are set forth below. Fees and expenses for non-interested Trustees will be paid by the Trust.

TRUSTEES

*/Albert P. Viragh, Jr. (58)

         Chairman of the Board of Trustees and President of the Trust; Chairman of the Board, President, and Treasurer of PADCO Advisors, Inc., investment adviser to the Trust, 1993 to present; Chairman of the Board, President, and Treasurer of PADCO Service Company, Inc., shareholder and transfer agent servicer to the Trust, 1993 to present; Chairman of the Board of Trustees of The Rydex Variable Trust, a separate account of Great American Reserve Insurance Company, 1996 to present; Chairman of the Board, President, and Treasurer of PADCO Advisors II, Inc., investment adviser to the Separate Account, 1996 to present; Chairman of the Board, President, and Treasurer of PADCO Financial Services, Inc., a registered broker-dealer firm, 1996 to present; Vice President of Rushmore Investment Advisors Ltd., a registered investment adviser, 1985 to 1993. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

COREY A. COLEHOUR (53)

         Trustee of the Trust and Rydex Variable Trust; 1996 to present; Senior Vice President of Marketing of Schield Management Company, a registered investment adviser, 1985 to present. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

J. KENNETH DALTON (58)

         Trustee of the Trust and Rydex Variable Trust; Manager of the Separate Account, 1996 to present; Mortgage Banking Consultant and Investor, The Dalton Group, April 1995 to present; President, CRAM Mortgage Group, Inc. 1966 to April 1995. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

JOHN O. DEMARET (58)


----------
*/ This trustee is deemed to be an "interested person" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

         Trustee of the Trust and Rydex Variable Trust; Founder and Chief Executive Officer, Health Cost Controls America, Chicago, Illinois, 1987 to 1996; sole practitioner, Chicago, Illinois, 1984 to 1987; General Counsel for the Chicago Transit Authority, 1981 to 1984; Senior Partner, O'Halloran, LaVarre & Demaret, Northbrook, Illinois, 1978 to 1981. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

PATRICK T. McCARVILLE (56)

         Trustee of the Trust and Rydex Variable Trust; Manager of the Separate Account, 1997 to present; Founder and Chief Executive Officer, Par Industries, Inc., Northbrook, Illinois, 1977 to present; President and Chief Executive Officer, American Health Resources, Northbrook, Illinois, 1984 to 1986. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

ROGER SOMERS (54)

         Trustee of the Trust; Manager of the Separate Account, 1996 to present; President, Arrow Limousine, 1963 to present. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

OFFICERS

ROBERT M. STEELE (40)

         Secretary and Vice President of the Trust; Vice President of PADCO Advisors, Inc., investment adviser to the Trust, 1994 to present; Secretary and Vice President of the Separate Account, 1996 to present; Vice President of PADCO Advisors II, Inc., investment adviser to the Separate Account, 1996 to present; Vice President of The Boston Company, Inc., an institutional money management firm, 1987 to 1994.
         Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland
         20852.

CARL G. VERBONCOEUR (46)

         Vice President and Treasurer of the Trust; Senior Vice President, Crestar Bank, 1995 to 1997; Senior Vice President, Crestar Asset Management Company, a registered investment adviser, 1993 to 1995; Vice President Perpetual Savings Bank, 1987 to 1993. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

MICHAEL P. BYRUM (29)

         Assistant Secretary of the Trust; Employee and senior portfolio manager of PADCO Advisors, Inc., 1993 to present; portfolio manager of The Rydex OTC Fund (since 1997) and The Rydex U.S. Government Bond Fund (since 1997), each a series of the Trust; Assistant Secretary of the Separate Account, 1996 to present; Employee of PADCO Advisors II Inc., investment adviser to the Separate Account; Investment Representative, Money Management Associates, a registered investment adviser, 1992 to 1993; Student, Miami University of Oxford, Ohio (B.A., Business Administration, 1992). Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

The aggregate compensation paid by the Trust to each of its Trustees serving during the fiscal year ended March 31, 1999, is set forth in the table below:


------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                     AGGREGATE             PENSION OR               ESTIMATED               TOTAL
       NAME OF PERSON,              COMPENSATION           RETIREMENT            ANNUAL BENEFITS         COMPENSATION
          POSITION                  FROM TRUST          BENEFITS ACCRUED         UPON RETIREMENT          FROM FUND
                                                       AS PART OF TRUST'S                                COMPLEX FOR
                                                            EXPENSES                                    SERVICE ON TWO
                                                                                                           BOARDS**
------------------------------------------------------------------------------------------------------------------------
Albert P. Viragh, Jr.*,                  $0                    $0                      $0
CHAIRMAN AND PRESIDENT
------------------------------------------------------------------------------------------------------------------------
Corey A. Colehour,                    $20,000                  $0                      $0                  $27,500
TRUSTEE
------------------------------------------------------------------------------------------------------------------------
J. Kenneth Dalton,                    $20,000                  $0                      $0                  $27,500
TRUSTEE
------------------------------------------------------------------------------------------------------------------------
Roger Somers,                         $20,000                  $0                      $0                  $27,500
TRUSTEE
------------------------------------------------------------------------------------------------------------------------
John O. Demaret,                      $20,000                  $0                      $0                  $27,500
TRUSTEE
------------------------------------------------------------------------------------------------------------------------
Patrick T. McCarville,                $20,000                  $0                      $0                  $27,500
TRUSTEE
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------


 *  Denotes an "interested person" of the Trust.
** Each member of the Board of Trustees also serves as a Trustee to the Rydex Variable Trust.

As of the date of this Statement of Additional Information, the Trustees and the officers of the Trust, as a group, owned, of record and beneficially, less than 1% of the outstanding shares of each Fund.

THE ADVISORY AGREEMENT
Under an investment advisory agreement the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Trustees and the officers of the Trust. As of June 30, 1999, net assets under management of the Advisor were approximately 4 billion. Pursuant to the advisory agreement with the Advisor, the Funds pay the Advisor the following fees at an annual rate based on the average daily net assets for each respective Fund, as set forth below:

For the fiscal periods ended March 31, 1997, March 31, 1998, and March 31, 1999 the Advisor received the following investment advisory fees:


--------------------------------------------------------------------------------------------------------------------------
          FUND                                                               ADVISORY FEES PAID
                                       -----------------------------------------------------------------------------------
                                       ANNUAL ADVISORY
                                       FEE CONTRACTUAL                1997*                1998                 1999
                                             RATE
--------------------------------------------------------------------------------------------------------------------------
Nova Fund                                   0.75%                $1,812,740             $4,588,393          $5,775,479
--------------------------------------------------------------------------------------------------------------------------
Ursa Fund                                   0.90%                $2,070,135             $2,956,581          $4,849,228
--------------------------------------------------------------------------------------------------------------------------
OTC Fund                                    0.75%                  $775,607             $2,529,352          $5,142,021
--------------------------------------------------------------------------------------------------------------------------
Arktos Fund                                 0.90%                    n/a                   n/a              $  297,921
--------------------------------------------------------------------------------------------------------------------------
Metals Fund                                 0.75%                  $185,396             $  200,264          $  222,795
--------------------------------------------------------------------------------------------------------------------------
Bond Fund                                   0.50%                   $35,394             $   91,744          $  180,288
--------------------------------------------------------------------------------------------------------------------------



                                       23



--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
          FUND                                                               ADVISORY FEES PAID
                                       -----------------------------------------------------------------------------------
                                       ANNUAL ADVISORY
                                       FEE CONTRACTUAL                1997*                1998                 1999
                                             RATE
--------------------------------------------------------------------------------------------------------------------------
Juno Fund                                   0.90%                  $130,573             $  160,954          $   113,091
--------------------------------------------------------------------------------------------------------------------------
Money Market Fund                           0.50%                  $671,957             $1,361,674          $ 3,913,720
--------------------------------------------------------------------------------------------------------------------------
Banking Fund                                0.85%                    n/a                   n/a              $    98,045
--------------------------------------------------------------------------------------------------------------------------
Basic Materials Fund                        0.85%                    n/a                   n/a              $    51,654
--------------------------------------------------------------------------------------------------------------------------
Biotechnology Fund                          0.85%                    n/a                   n/a              $   203,735
--------------------------------------------------------------------------------------------------------------------------
Consumer Products Fund                      0.85%                    n/a                   n/a              $    64,921
--------------------------------------------------------------------------------------------------------------------------
Electronics Fund                            0.85%                    n/a                   n/a              $   287,912
--------------------------------------------------------------------------------------------------------------------------
Energy Fund                                 0.85%                    n/a                   n/a              $    56,392
--------------------------------------------------------------------------------------------------------------------------
Energy Services Fund                        0.85%                    n/a                   n/a              $   147,529
--------------------------------------------------------------------------------------------------------------------------
Financial Services Fund                     0.85%                    n/a                   n/a              $   224,408
--------------------------------------------------------------------------------------------------------------------------
Health Care Fund                            0.85%                    n/a                   n/a              $   219,227
--------------------------------------------------------------------------------------------------------------------------
Leisure Fund                                0.85%                    n/a                   n/a              $    45,641
--------------------------------------------------------------------------------------------------------------------------
Retailing Fund                              0.85%                    n/a                   n/a              $   285,542
--------------------------------------------------------------------------------------------------------------------------
Technology Fund                             0.85%                    n/a                   n/a              $   342,246
--------------------------------------------------------------------------------------------------------------------------
Telecommunications Fund                     0.85%                    n/a                   n/a              $   118,715
--------------------------------------------------------------------------------------------------------------------------
Transportation Fund                         0.85%                    n/a                   n/a              $    41,446
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


*   For the nine-month period from July 1, 1996 to March 31, 1997

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Trustees of the Trust who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

The Advisor, which has its office at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, was incorporated in the State of Maryland on February 5, 1993. Albert P. Viragh, Jr., the Chairman of the Board of Trustees and the President of the Advisor, owns a controlling interest in the Advisor.

THE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT
General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by PADCO Service Company, Inc., 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852 (the "Servicer"), subject to the general supervision and control of the Trustees and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by Albert P. Viragh, Jr., who is the Chairman of the Board and the President of the Trust and the sole controlling person and majority owner of the Advisor.

For the fiscal periods ended March 31, 1997, March 31, 1998, and March 31, 1999 the Funds paid PADCO the following service fees:


----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                                    SERVICE FEES PAID
                                                      ----------------------------------------------------
                             ANNUAL SERVICE              1997*                 1998               1999
         FUND                  FEE RATE
----------------------------------------------------------------------------------------------------------
Nova Fund                        0.25%                 $606,411             $1,529,464          $1,913,364
----------------------------------------------------------------------------------------------------------
Ursa Fund                        0.25%                 $575,038             $  821,273          $1,367,076
----------------------------------------------------------------------------------------------------------
OTC Fund                         0.20%                 $205,328             $  674,494          $1,371,206
----------------------------------------------------------------------------------------------------------
Arktos Fund                      0.25%                    n/a                  n/a              $   82,742
----------------------------------------------------------------------------------------------------------
Metals Fund                      0.20%                  $49,439             $   53,408          $   59,123
----------------------------------------------------------------------------------------------------------
Bond Fund                        0.20%                  $14,158             $   36,617          $   72,115
----------------------------------------------------------------------------------------------------------
Juno Fund                        0.25%                  $36,374             $   44,710          $   31,414
----------------------------------------------------------------------------------------------------------
Money Market Fund                0.20%                 $268,855             $  544,706          $1,565,488
----------------------------------------------------------------------------------------------------------
Banking Fund                     0.25%                    n/a                  n/a              $   28,671
----------------------------------------------------------------------------------------------------------
Basic Materials Fund             0.25%                    n/a                  n/a              $   15,293
----------------------------------------------------------------------------------------------------------
Biotechnology Fund               0.25%                    n/a                  n/a              $   59,922
----------------------------------------------------------------------------------------------------------
Consumer Products Fund           0.25%                    n/a                  n/a              $   19,094
----------------------------------------------------------------------------------------------------------
Electronics Fund                 0.25%                    n/a                  n/a              $   84,680
----------------------------------------------------------------------------------------------------------
Energy Fund                      0.25%                    n/a                  n/a              $   16,586
----------------------------------------------------------------------------------------------------------
Energy Services Fund             0.25%                    n/a                  n/a              $   43,391
----------------------------------------------------------------------------------------------------------
Financial Services Fund          0.25%                    n/a                  n/a              $   66,623
----------------------------------------------------------------------------------------------------------
Health Care Fund                 0.25%                    n/a                  n/a              $   64,478
----------------------------------------------------------------------------------------------------------
Leisure Fund                     0.25%                    n/a                  n/a              $   13,424
----------------------------------------------------------------------------------------------------------
Retailing Fund                   0.25%                    n/a                  n/a              $   83,983
----------------------------------------------------------------------------------------------------------
Technology Fund                  0.25%                    n/a                  n/a              $  100,661
----------------------------------------------------------------------------------------------------------
Telecommunications Fund          0.25%                    n/a                  n/a              $   34,916
----------------------------------------------------------------------------------------------------------
Transportation Fund              0.25%                    n/a                  n/a              $   12,190
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------


*   For the nine-month period from July 1, 1996 to March 31, 1997

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under Federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement. Pursuant to an Accounting Service Agreement the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions. The Servicer received the following fees for the fiscal period ended March 31, 1998: Nova Fund - $205,109; Ursa Fund - $150,376; Money Market Fund - $202,742; OTC Fund - $182,519; Metals Fund - $30,681; Bond Fund - $32,901; Juno Fund - $17,273; Arktos Fund - $39,764; Banking Fund - $11,907; Basic Materials Fund - $7,487; Biotechnology Fund - $22,396; Consumer Products Fund - $8,750; Electronics Fund - $24,166; Energy Fund - $8,684; Energy Services Fund - $17,085; Financial Services Fund - $22,966; Health Care Fund - $24,042; Leisure Fund - $7,413; Retailing Fund - $27,688; Technology Fund - $32,508; Telecommunications Fund - $14,839; Transportation Fund - $6,719.

DISTRIBUTION
Pursuant to the Distribution Agreement adopted by the Trust, PADCO Financial Services, Inc. (the "Distributor"), 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, acts as distributor for the Advisor Class Shares of the Trust under the general supervision and control of the Trustees and the officers of the Trust.

Under a Distribution and Shareholder Services Plan, Service Providers may use their fees for: (i) compensation for its services in connection with distribution assistance; or (ii) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

A Service Provider also may perform some or all of the following shareholder services:

    -    maintaining accounts relating to clients that invest in shares;

    -    arranging for bank wires;

    - responding to client inquiries relating to the services performed by the Services Provider;

    - responding to inquiries from clients concerning their investment in shares;

    - assisting clients in changing dividend options, account designations and addresses;

    - providing information periodically to clients showing their position in shares;

    - forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and

    -    processing dividend payments from the Funds on behalf of clients.

These shareholder services are different from the distribution services discussed above, and are not primarily intended to result in the sale of the Advisor Class Shares of the Funds. Following are the fees paid under this plan for the fiscal year ended March 31, 1999:



         FUND                                                 FEES PAID
         ----                                                 ---------
         Banking Fund                                         $   13,940
         Basic Materials Fund                                 $   11,484
         Biotechnology Fund                                   $   47,070
         Consumer Products Fund                               $   28,246
         Electronics Fund                                     $   47,564
         Energy Fund                                          $    6,432

         FUND                                                 FEES PAID
         ----                                                 ---------
         Energy Services Fund                                 $   10,760
         Financial Services Fund                              $   23,220
         Health Care Fund                                     $   37,536
         Leisure Fund                                         $      336
         Retailing Fund                                       $   67,216
         Technology Fund                                      $   43,286
         Telecommunications Fund                              $    9,276
         Transportation Fund                                  $      490
         U.S. Government Money Market Fund                    $1,071,214
         Nova                                                 $   56,070
         Ursa                                                 $  219,840
         OTC                                                  $  28, 076


COSTS AND EXPENSES
Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested Trustees' fees and expenses; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the Trustee fees and expenses for attendance at Trustee meetings for the Trustees of the Trust who are not affiliated with or interested persons of the Advisor.

PRINCIPAL HOLDERS OF SECURITIES

As of July 1, 1999, the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Funds.

Accounts with More than 5% Holdings in Fund as of 7/09/99



---------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                  PERCENT
---------------------------------------------------------------------------------------------------------
Government Bond Fund
---------------------------------------------------------------------------------------------------------

                                       27



---------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                  PERCENT
---------------------------------------------------------------------------------------------------------
National Investor Services Corp. For the Exclusive                  161,678.230                  8.22%
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY  10041
---------------------------------------------------------------------------------------------------------
National Financial Services Corp. For Exclusive                     146,244.910                  7.44%
Benefit of Customers
P.O. Box 3752 Church St. Station
New York, NY  10008
---------------------------------------------------------------------------------------------------------
Independent Trust Corporation Custodian Funds 895                   105,110.702                  5.34%
15255 S. 94th Avenue
Suite 303
Orland Park, IL  60462
---------------------------------------------------------------------------------------------------------
Donaldson Lufkin Jenrette                                           101,499.270                  5.16%
Pershing Division
P.O. Box 2052
Jersey City, NJ  07303
---------------------------------------------------------------------------------------------------------
Juno Fund
---------------------------------------------------------------------------------------------------------
National Investor Services Corp.                                    336,284.336                 18.46%
For the Exclusive Benefit of our Customers
55 Water Street
32nd Floor
New York, NY  10041
---------------------------------------------------------------------------------------------------------
FTC & Co.                                                           286,407.796                 15.72%
P.O. Box 173736
Denver, CO 80217
---------------------------------------------------------------------------------------------------------
ABN AMRO Incorporated                                               212,848.829                 11.68%
P.O. Box 6108
Chicago, IL  60680-6108
---------------------------------------------------------------------------------------------------------
ABN AMRO Incorporated                                               158,124.776                  8.68%
P.O. Box 6108
Chicago, IL  60680-6108
---------------------------------------------------------------------------------------------------------
National Financial Services Corp. For Exclusive                     127,321.256                  6.99%
Benefit of Customers
P.O. Box 372 Church Street Station
New York, NY  10008
---------------------------------------------------------------------------------------------------------

                                       28



---------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                  PERCENT
---------------------------------------------------------------------------------------------------------
Nova Fund
---------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                          5,013,567.085                21.98%
Special Custody Account - REINV for Benefit of
Customers
101 Montgomery Street
San Francisco, CA  94101
---------------------------------------------------------------------------------------------------------
National Financial Services Corp. For Exclusive                     2,588,498.470                11.35%
Benefit of Customers
P.O. Box 3752 Church Street Station
New York, NY  10008
---------------------------------------------------------------------------------------------------------
National Investor Services Corp. For the Exclusive                  1,442,107.906                 6.32%
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY  10041
---------------------------------------------------------------------------------------------------------
Precious Metals Fund
---------------------------------------------------------------------------------------------------------
Trust Company of America                                            1,644,237.840                24.65%
FBO: FPI
7103 S Revere Parkway
Englewood, CO  80112
---------------------------------------------------------------------------------------------------------
FTC & Co.                                                             552,035.596                 8.28%
P.O. Box 173736
Denver, CO 80217
---------------------------------------------------------------------------------------------------------
URSA Fund
---------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                          7,750,098.922                18.14%
Special Custody Account - REINV For Benefit of
Customers
101 Montgomery Street
San Francisco, CA  94101
---------------------------------------------------------------------------------------------------------
National Financial Services Corp. For Exclusive                     3,889,934.367                 9.10%
Benefit of Customers
P.O. Box 3752 Church Street Station
New York, NY  10008
---------------------------------------------------------------------------------------------------------

                                       29



---------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                  PERCENT
---------------------------------------------------------------------------------------------------------
National Investor Services Corp. For the Exclusive                  2,682,883.827                 6.28%
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY  10041
---------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                          2,418,111.232                 5.66%
Special Custody Account - Cash For Benefit of
Customers
101 Montgomery Street
San Francisco, CA  94101
---------------------------------------------------------------------------------------------------------
OTC Fund
---------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                          7,567,306.066                25.99%
Special Custody Account - REINV For Benefit of
Customers
101 Montgomery Street
San Francisco, CA  94101
---------------------------------------------------------------------------------------------------------
National Financial Services Corp. For Exclusive                     4,437,154.531                15.24%
Benefit of Customers
P.O. Box 3752 Church St. Station
New York, NY  10008
---------------------------------------------------------------------------------------------------------
National Investor Services Corp. For the Exclusive                  2,570,547.157                 8.83%
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY  10041
---------------------------------------------------------------------------------------------------------
Donaldson Lufkin Jenrette                                           1,533,396.977                 5.27%
Pershing Division
P.O. Box 2052
Jersey City, NJ  07303
---------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                          2,072,648.580                15.73%
Special Custody Account - REINV For Benefit of
Customers
101 Montgomery Street
San Francisco, CA  94101
---------------------------------------------------------------------------------------------------------

                                       30



---------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                  PERCENT
---------------------------------------------------------------------------------------------------------
National Financial Services Corp. For Exclusive                     1,565,409.136                11.88%
Benefit of Customers
P.O. Box 3752 Church St. Station
New York, NY  10008
---------------------------------------------------------------------------------------------------------
National Investor Services Corp. For the Exclusive                    770,598.697                 5.85%
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY  10041
---------------------------------------------------------------------------------------------------------
Energy - Investor
---------------------------------------------------------------------------------------------------------
RSBCO                                                                 149,768.282                20.62%
P.O. Drawer 1410
Ruston, LA  71273
---------------------------------------------------------------------------------------------------------
ABN AMRO Incorporated                                                 145,636.974                20.05%
P.O. Box 6108
Chicago, IL  60680-6108
---------------------------------------------------------------------------------------------------------
National Financial Services Corp. For Exclusive                        45,713.219                 6.29%
Benefit of Customers
P.O. Box 3752 Church St. Station
New York, NY  10008
---------------------------------------------------------------------------------------------------------
Financial Services - Investor
---------------------------------------------------------------------------------------------------------
National Financial Services Corp. For Exclusive                       285,882.562                12.67%
Benefit of Customers
P.O. Box 3752 Church St. Station
New York, NY  10008
---------------------------------------------------------------------------------------------------------
Health Care - Investor
---------------------------------------------------------------------------------------------------------
National Financial Services Corp. For Exclusive                       217,244.458                10.94%
Benefit of Customers
P.O. Box 3752 Church St. Station
New York, NY  10008
---------------------------------------------------------------------------------------------------------
ABN AMRO Incorporated                                                 132,818.525                 6.69%
P.O. Box 6108
Chicago, IL  60680-6108
---------------------------------------------------------------------------------------------------------

                                       31



---------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                  PERCENT
---------------------------------------------------------------------------------------------------------
Donaldson Lufkin Jenrette                                           130,632.252                   6.58%
Pershing Division
P.O. Box 2052
Jersey City, NJ  07303
---------------------------------------------------------------------------------------------------------
National Financial Services Corp. For Exclusive                     818,898.347                  16.79%
Benefit of Customers
P.O. Box 3752 Church St. Station
New York, NY  10008
---------------------------------------------------------------------------------------------------------
Independent Trust Corp.                                             354,024.174                   7.26%
Custodian Funds 930
15255 S. 94th Avenue
Suite 300
Orland Park, IL  60462
---------------------------------------------------------------------------------------------------------
Kinemarket Research Inc.                                            264,059.204                   5.41%
Money Purchase Plan
70 Standish Circle
Wellesley, MA  02181
---------------------------------------------------------------------------------------------------------
Agawam Fund Corporation                                             247,402.276                   5.07%
Windermere House
404 East Bay Street
P.O. Box SS 6639
Nassau, Bahamas 00000
---------------------------------------------------------------------------------------------------------
Basic Materials - Investor
---------------------------------------------------------------------------------------------------------
RSBCO                                                               149,622.557                   9.73%
P.O. Drawer 1410
Ruston, LA  71273
---------------------------------------------------------------------------------------------------------
Independent Trust Corporation                                       148,194.299                   9.64%
Custodian Funds 86
15255 S 94th Avenue
Suite 303
Orland Park, IL  60462
---------------------------------------------------------------------------------------------------------
Independent Trust Corporation                                       144,248.595                   9.38%
Custodian Funds 895
15255 S 94th Avenue
Suite 303
Orland Park, IL  60462
---------------------------------------------------------------------------------------------------------


                                       32



---------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                  PERCENT
---------------------------------------------------------------------------------------------------------
National Investor Services Corp. For the Exclusive                  137,383.204                   8.94%
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY  10041
---------------------------------------------------------------------------------------------------------
Independent Trust Corp.                                              97,581.353                   6.35%
Custodian Funds 8641
15255 S 94th Avenue, Suite 303
Orland Park, IL  60462
---------------------------------------------------------------------------------------------------------
Donaldson Lufkin Jenrette                                            89,865.820                   5.85%
Pershing Division
P.O. Box 2052
Jersey City, NJ  07303
---------------------------------------------------------------------------------------------------------
Trust Company of America                                             78,344.533                   5.10%
Cust FBO HCM - HT
P.O. Box 6503
Englewood, CO  80155
---------------------------------------------------------------------------------------------------------
Consumer Prod - Investor
---------------------------------------------------------------------------------------------------------
Independent Trust Corporation                                       100,744.250                  63.59%
Custodian Funds 865
15255 S 94th Avenue
Suite 303
Orland Park, IL  60462
---------------------------------------------------------------------------------------------------------
Leisure - Investor
---------------------------------------------------------------------------------------------------------
Independent Trust Corporation                                       138,686.098                  23.75%
Custodian Funds 965
15255 S 94th Avenue
Suite 303
Orland Park, IL  60462
---------------------------------------------------------------------------------------------------------
National Financial Services Corp. For Exclusive                     113,836.771                  19.49%
Benefit of Customers
P.O. Box 3752 Church St. Station
New York, NY  10008
---------------------------------------------------------------------------------------------------------

                                       33



---------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                  PERCENT
---------------------------------------------------------------------------------------------------------
Independent Trust Corporation                                        97,334.419                   16.67
Custodian Funds 86
15255 S 94th Avenue
Suite 303
Orland Park, IL  60462
---------------------------------------------------------------------------------------------------------
Independent Trust Corporation                                        88,697.626                  15.19%
Custodian Funds 865
15255 S 94th Avenue
Suite 303
Orland Park, IL  60462
Retailing - Investor
---------------------------------------------------------------------------------------------------------
National Financial Services Corp. For the Exclusive                 885,342.716                  38.81%
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY  10041
---------------------------------------------------------------------------------------------------------
Independent Trust Corporation                                       172,696.803                   7.57%
Custodian Funds 930
15255 S 94th Avenue
Suite 303
Orland Park, IL  60462
---------------------------------------------------------------------------------------------------------
Telecomm - Investor
---------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                          497,374.708                  18.65%
Special Custody Account - REINV For Benefit of
Customers
101 Montgomery Street
San Francisco, CA  94101
---------------------------------------------------------------------------------------------------------
National Financial Services Corp. For Exclusive                     361,499.051                  13.55%
Benefit of Customers
P.O. Box 3752 Church St. Station
New York, NY  10008
---------------------------------------------------------------------------------------------------------
Transportation - Investor
---------------------------------------------------------------------------------------------------------
Trust Company of America                                            229,505.369                  35.44%
Cust FBO HCM - HT
P.O. Box 6503
Englewood, CO  80155
---------------------------------------------------------------------------------------------------------

                                       34



---------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                  PERCENT
---------------------------------------------------------------------------------------------------------
Trust Company of America                                             88,508.881                   13.67
FBO RFS
P.O. Box 6503
Englewood, CO  80155
---------------------------------------------------------------------------------------------------------
Trust Company of America                                             79,000.164                  12.20%
Cust FBO D.G.S.
P.O. Box 6503
Englewood, CO  80155
---------------------------------------------------------------------------------------------------------
Canadian Commercial Workers                                          36,043.513                   5.57%
Industry Pension Plan
135 Queens Plate Drive, Suite 220
Etobicoke
Ontario, Canada  M9W 6V1 00000
---------------------------------------------------------------------------------------------------------
Energy Services - Investor
---------------------------------------------------------------------------------------------------------
National Financial Services Corp. For Exclusive                     897,381.471                  22.07%
Benefit of Customers
P.O. Box 3752 Church St. Station
New York, NY  10008
---------------------------------------------------------------------------------------------------------
National Investor Services Corp. For the Exclusive                  489,182.561                  12.03%
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY  10041
---------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                          338,449.452                   8.33%
Special Custody Account - Cash For Benefit of
Customers
101 Montgomery Street
San Francisco, CA  94101
---------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                          332,862.778                   8.19%
Special Custody Account - REINV For Benefit of
Customers
101 Montgomery Street
San Francisco, CA  94101
---------------------------------------------------------------------------------------------------------
National Financial Services Corp. For Exclusive                      71,994.962                  28.56%
Benefit of Customers
P.O. Box 3752 Church St. Station
New York, NY  10008
---------------------------------------------------------------------------------------------------------

                                       35



---------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                  PERCENT
---------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                           64,599.750                   25.63%
Special Custody Account - REINV For Benefit of
Customers
101 Montgomery Street
San Francisco, CA  94101
---------------------------------------------------------------------------------------------------------
National Investor Services Corp. For the Exclusive                   16,322.820                    6.48%
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY  10041
---------------------------------------------------------------------------------------------------------
Biotechnology - Investor
---------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                          791,242.881                   27.05%
Special Custody Account - REINV For Benefit of
Customers
101 Montgomery Street
San Francisco, CA  94101
---------------------------------------------------------------------------------------------------------
Trust Co Of America FBO AMM                                         284,191.904                    9.71%
P.O. Box 6503
Englewood, CO  80112
---------------------------------------------------------------------------------------------------------
National Financial Services Corp. For Exclusive                     157,616.276                    5.39%
Benefit of Customers
P.O. Box 3752 Church St. Station
New York, NY  10008
---------------------------------------------------------------------------------------------------------
Electronics - Investor
---------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                          948,969.609                   18.07%
Special Custody Account - REINV For Benefit of
Customers
101 Montgomery Street
San Francisco, CA  94101
---------------------------------------------------------------------------------------------------------
National Financial Services Corp. For Exclusive                     799,350.088                   15.22%
Benefit of Customers
P.O. Box 3752 Church St. Station
New York, NY  10008
---------------------------------------------------------------------------------------------------------

                                       36



---------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                  PERCENT
---------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                             299,591.143                 5.70%
Special Custody Account - Cash For Benefit of
Customers
101 Montgomery Street
San Francisco, CA  94101
---------------------------------------------------------------------------------------------------------
Advisor Money Market
---------------------------------------------------------------------------------------------------------
National Financial Services Corp. For Exclusive                     58,102,985.221                25.83%
Benefit of Customers
P.O. Box 3752 Church St. Station
New York, NY  10008
---------------------------------------------------------------------------------------------------------
Independent Trust Corporation                                       52,181,563.850                23.19%
Custodian Funds 92-5
15255 S 94th Avenue, Suite 303
Orland Park, IL 60462
---------------------------------------------------------------------------------------------------------
Independent Trust Corporation                                       12,718,283.540                 5.65%
Custodian Funds 965
15255 S 94th Avenue, Suite 303
Orland Park, IL 60462
---------------------------------------------------------------------------------------------------------
Nova Fund - Advisor
---------------------------------------------------------------------------------------------------------
FTC & Co.                                                              161,150.580                25.65%
P.O. Box 173736
Denver, CO 80217
---------------------------------------------------------------------------------------------------------
Independent Trust Corporation                                           73,218.957                11.66%
Custodian Funds AMIC
15255 S 94th Avenue, Suite 303
Orland Park, IL 60462
---------------------------------------------------------------------------------------------------------
URSA Fund - Advisor
---------------------------------------------------------------------------------------------------------
Independent Trust Corporation                                          113,799.743                30.67%
CFBO BCMC
15225 S 94th Avenue, Suite 303
Orland Park, IL 60462
---------------------------------------------------------------------------------------------------------
National Financial Services Corp.                                       60,763.498                16.38%
200 Liberty Street
One World Financial Center
New York, NY  10281
---------------------------------------------------------------------------------------------------------

                                       37



---------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                  PERCENT
---------------------------------------------------------------------------------------------------------
Demeter Charitable Annuity III                                       22,527.588                   6.07%
3134 Lombardy Road
Pasadena, CA  91107
---------------------------------------------------------------------------------------------------------
OTC Fund - Advisor
---------------------------------------------------------------------------------------------------------
IBEW Seventh District Retirement                                    180,492.730                  15.04%
Benefit Trust
418 S. Polk
Suite 200
Amarillo, TX  79101
---------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette                                        115,685.127                   9.64%
P.O. Box 2052
Jersey City, NJ  07303
---------------------------------------------------------------------------------------------------------
Energy - Advisor
---------------------------------------------------------------------------------------------------------
Trust Company of America                                             77,173.000                  58.05%
FCO: FPI
7103 S Revere Parkway
Englewood, CO  80112
---------------------------------------------------------------------------------------------------------
FTC & Co.                                                            46,672.360                  35.11%
P.O. Box 173736
Denver, CO 80217
---------------------------------------------------------------------------------------------------------
National Investor Services Corp. For the Exclusive                    7,705.760                   5.80%
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY  10041
---------------------------------------------------------------------------------------------------------
Financial Services - Advisor
---------------------------------------------------------------------------------------------------------
National Investor Services Corp. For the Exclusive                    5,700.280                  69.61%
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY  10041
---------------------------------------------------------------------------------------------------------
National Financial Services                                           1,527.262                  18.65%
200 Liberty Street
One World Financial Center
New York, NY  10281
---------------------------------------------------------------------------------------------------------

                                       38



---------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                  PERCENT
---------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette                                              951.475                 11.62%
P.O. Box 2052
Jersey City, NJ  07303
---------------------------------------------------------------------------------------------------------
Health Care - Advisor
---------------------------------------------------------------------------------------------------------
Trust Company of America                                              398,806.000                 83.39%
Cust FPI
P.O. Box 6503
Englewood, CO  80155
---------------------------------------------------------------------------------------------------------
National Investor Services Corp. For the Exclusive                     28,940.135                  6.05%
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY  10041
---------------------------------------------------------------------------------------------------------
Technology - Advisor
---------------------------------------------------------------------------------------------------------
Centurion Trust Co F/B/O                                            1,720,314.687                 75.22%
Omnibus/Centurion Capital Management
2425 E Camelback Road
Suite 530
---------------------------------------------------------------------------------------------------------
Salomon Smith Barney                                                  146,317.592                  6.40%
388 Greenwich Street
New York, NY  10013
---------------------------------------------------------------------------------------------------------
Basic Materials - Advisor
---------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette                                           31,684.194                 76.31%
P.O. Box 2052
Jersey City, NJ  07303
---------------------------------------------------------------------------------------------------------
National Investor Services Corp. For the Exclusive                      6,592.934                 15.88%
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY  10041
---------------------------------------------------------------------------------------------------------
National Financial Services                                             3,233.911                  7.79%
200 Liberty Street
One World Financial Center
New York, NY  10281
---------------------------------------------------------------------------------------------------------
Consumer Prod - Advisor
---------------------------------------------------------------------------------------------------------

                                       39



---------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                  PERCENT
---------------------------------------------------------------------------------------------------------
Donaldson Lufkin Jenrette                                                 111.972                 60.09%
P.O. Box 2052
Jersey City, NJ  07303
---------------------------------------------------------------------------------------------------------
National Financial Services                                                62.537                 33.56%
200 Liberty Street
One World Financial Center
New York, NY  10281
---------------------------------------------------------------------------------------------------------
PADCO Advisors Inc.                                                        11.833                  6.35%
Sector Fund Account
6116 Executive Blvd.
Rockville, MD  20852
---------------------------------------------------------------------------------------------------------
Leisure - Advisor
---------------------------------------------------------------------------------------------------------
National Investor Services Corp. For the Exclusive                        849.857                 98.76%
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY  10041
---------------------------------------------------------------------------------------------------------
Retailing - Advisor
---------------------------------------------------------------------------------------------------------
Donaldson Lufkin Jenrette                                               4,441.155                 46.79%
P.O. Box 2052
Jersey City, NJ  07303
---------------------------------------------------------------------------------------------------------
National Investor Services Corp. For the Exclusive                      4,436.441                 46.74%
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY  10041
---------------------------------------------------------------------------------------------------------
Sterling Trust Company Agent for Matrix Capital                           513.782                  5.41%
Bank FBO Investrack
P.O. Box 2526
Waco, TX  76702
---------------------------------------------------------------------------------------------------------
Centurion Trust Co F/B/O                                            2,185,746.815                 95.48%
Omnibus/Centurion Capital Management
2425 E Camelback Road
Suite 530
---------------------------------------------------------------------------------------------------------

                                       40



---------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                  PERCENT
---------------------------------------------------------------------------------------------------------
Trust Company of America                                             98,719.000                   99.65%
FBO: FPI
7103 S Revere Parkway
Englewood, CO  80112
---------------------------------------------------------------------------------------------------------
Energy Services - Advisor
---------------------------------------------------------------------------------------------------------
Investec Ernst & Company                                            109,318.815                   44.14%
One Battery Park Plaza
New York, NY  10004
---------------------------------------------------------------------------------------------------------
Investec Ernst & Company                                             57,048.858                   23.04%
One Battery Park Plaza
New York, NY  10004
---------------------------------------------------------------------------------------------------------
National Investor Services Corp. For the Exclusive                   49,253.436                   19.89%
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY  10041
---------------------------------------------------------------------------------------------------------
National Financial Services                                          13,620.054                    5.50%
200 Liberty Street
One World Financial Center
New York, NY  10281
---------------------------------------------------------------------------------------------------------
Banking - Advisor
---------------------------------------------------------------------------------------------------------
Trust Company of America                                             32,511.000                   93.87%
FBO: FPI
7103 S Revere Parkway
Englewood, CO  80112
---------------------------------------------------------------------------------------------------------
Bear Stearns Securities Corp.                                       121,464.465                   25.33%
1 Metrotech Center North
Brooklyn, NY 11201 -3859
---------------------------------------------------------------------------------------------------------
Bear Stearns Securities Corp.                                       112,455.133                   23.45%
1 Metrotech Center North
Brooklyn, NY 11201 -3859
---------------------------------------------------------------------------------------------------------
Trust Company of America                                             56,505.000                   11.78%
FBO: FPI
7103 S Revere Parkway
Englewood, CO  80112
---------------------------------------------------------------------------------------------------------

                                       41



---------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                    # OF SHARES                  PERCENT
---------------------------------------------------------------------------------------------------------
Donaldson Lufkin Jenrette                                              55,961.512                 11.67%
P.O. Box 2052
Jersey City, NJ  07303
---------------------------------------------------------------------------------------------------------
Investec Ernst & Company                                               53,581.721                 11.18%
One Battery Park Plaza
New York, NY  10004
---------------------------------------------------------------------------------------------------------
Investec Ernst & Company                                               27,962.363                  5.83%
One Battery Park Plaza
New York, NY  10004
---------------------------------------------------------------------------------------------------------
Electronics - Advisor
---------------------------------------------------------------------------------------------------------
Centurion Trust Co F/B/O                                            1,981,419.457                 65.15%
Omnibus/Centurion Capital Management
2425 E Camelback Road
Suite 530
---------------------------------------------------------------------------------------------------------
Trust Company of America                                              478,251.500                 15.72%
FBO: FPI
7103 S Revere Parkway
Englewood, CO  80112
---------------------------------------------------------------------------------------------------------
Salomon Smith Barney                                                  166,670.360                  5.48%
388 Greenwich Street
New York, NY  10013
---------------------------------------------------------------------------------------------------------


DETERMINATION OF NET ASSET VALUE

The net asset value of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The net asset value per share of a Fund is calculated by dividing the market value of the Fund's securities plus the values of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. The value of a futures contract equals the unrealized gain or loss on the contract settlement price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular commodity.

On days when the CBOT is closed during its usual business hours, but the shares of the Bond Fund or Juno Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by the Bond Fund or Juno Fund which are traded on the CBOT are valued at the earlier of (i) the time of the execution of the last trade of the day for the Bond Fund or Juno Fund in those CBOT-traded portfolio securities and (ii) the time of the close of the CBOT Evening Session. On days when the CBOT is closed during its usual business hours and there is no need for the Bond Fund or Juno Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by the Bond Fund or Juno Fund will be the mean of the bid and asked prices for those CBOT-traded portfolio securities at the open of the CBOT Evening Session.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and the offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Trustees. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determination. The Trustees, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

The Money Market Fund will utilize the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument while this method provides certainty in valuation, this method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if this Fund sold the instrument. During such periods, the yield to investors in the Money Market Fund may differ somewhat from that obtained in a similar company which uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

The Money Market Fund's use of the amortized cost method is permitted pursuant to Rule 2a-7 under the 1940 Act (the "Rule"). The Rule requires that the Money Market Fund limit its investments to U.S. dollar-denominated instruments that meet the Rule's quality, maturity and diversification requirements. The Rule also requires the Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than ninety days and precludes the purchase of any instrument with a remaining maturity of more than thirteen months.

The Money Market Fund may only purchase "Eligible Securities." Eligible Securities are securities which : (a) have remaining maturities of thirteen months or less; (b) either (i) are rated in the two highest short-term rating categories by any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) were long-term securities at the time of issuance whose issuers have outstanding short-term debt obligations which are comparable in priority and security and has a ratings as specified in (b) above; or (d) if no rating is assigned by any NRSRO as provided in (b) and (c) above, the unrated securities are determined by the Trustees to be of comparable quality to any rated securities.

As permitted by the Rule, the Trustees have delegated to the Advisor, subject to the Trustees' oversight pursuant to guidelines and procedures adopted by the Trustees, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

If the Trustees determine that it is no longer in the best interests of the Money Market Fund and its shareholders to maintain a stable price of $1.00 per share, or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Money Market Fund will notify shareholders of any such change.

PERFORMANCE INFORMATION

From time to time, each of the Funds (other than the Money Market Fund) may include the Fund's total return in advertisements or reports to shareholders or prospective shareholders. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. See "Calculation of Return Quotations."

Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indexes. Performance information for the Nova Fund, the Ursa Fund, and the Metals Fund may be compared to various unmanaged indexes, including, but not limited to, the S&P 500 Index or the Dow Jones Industrial Average. Performance information for the Metals Fund also may be compared to its current benchmark, the XAU Index. Performance information for the OTC Fund may be compared to various unmanaged indexes, including, but not limited to, its current benchmark, the NASDAQ 100 Index-TM-, and the NASDAQ Composite Index-TM-. The OTC Fund has the ability to invest in securities not included in the NASDAQ 100 Index-TM- or the NASDAQ Composite Index-TM-, and the OTC Fund's investment portfolio may or may not be similar in composition to NASDAQ 100 Index-TM- or the NASDAQ Composite Index-TM-. Performance information for the Bond Fund and the Juno Fund may be compared to various unmanaged indexes, including, but not limited to, the Shearson Lehman Government (LT) Index.

Such unmanaged indexes may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), and CDA Investment Technologies, Inc., among others, when Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Performance figures are based on historical results and are not intended to indicate future performance.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

CALCULATION OF RETURN QUOTATIONS

For purposes of quoting and comparing the performance of a Fund (other than the Money Market Fund) to that of other mutual funds and to other relevant market indexes in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Under the rules of the Securities and Exchange Commission ("SEC Rules"), Funds advertising performance must include total return quotes calculated according to the following formula:

                                       M
                                 P(1+T) = ERV

    Where:      P =   a hypothetical initial payment of $1,000;

                T =   average annual total return;

                n =   number of years (1, 5 or 10); and

                ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of the 1, 5 or 10 year periods, at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods or a shorter period dating from the effectiveness of the Registration Statement of the Trust. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value as described in the Trust's Prospectus on the reinvestment dates during the period. Total return, or 'T' in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

For the one-year period, five-year period and period from the respective commencement of operations of the Funds ended March 31, 1999, the average annual compounded rate of return of the respective Funds (other than the Money Market
Fund), assuming the reinvestment of all dividends and distributions, was as follows:



-------------------------------------------------------------------------------------------------------------------
         FUND              CLASS                                  AVERAGE ANNUAL TOTAL RETURN FISCAL YEAR END
                                                       ------------------------------------------------------------
                                      ONE YEAR         THREE           FIVE YEARS         SINCE            SINCE
                                                       YEARS                             INCEPTION        INCEPTION
                                                                                                          AGGREGATE
-------------------------------------------------------------------------------------------------------------------
Nova Fund               INVESTOR       18.54%           34.05%          32.02%              27.07%
                        CLASS
-------------------------------------------------------------------------------------------------------------------
Ursa Fund                            (12.47)%         (17.37)%        (15.56)%            (14.14)%
-------------------------------------------------------------------------------------------------------------------
OTC Fund                               73.73%           52.70%          41.24%              38.30%
-------------------------------------------------------------------------------------------------------------------

                                       45



-------------------------------------------------------------------------------------------------------------------
         FUND              CLASS                                  AVERAGE ANNUAL TOTAL RETURN FISCAL YEAR END
                                                       ------------------------------------------------------------
                                      ONE YEAR         THREE           FIVE YEARS         SINCE            SINCE
                                                       YEARS                             INCEPTION        INCEPTION
                                                                                                          AGGREGATE
-------------------------------------------------------------------------------------------------------------------
Arktos Fund                            n/a              n/a             n/a                 n/a            (46.35)%
-------------------------------------------------------------------------------------------------------------------
Precious Metals                       (28.01)%         (26.33)%       (15.87)%           (14.92)%
Fund
-------------------------------------------------------------------------------------------------------------------
U.S. Gov't. Bond                         4.24%            8.46%          7.28%              4.71%
Fund
-------------------------------------------------------------------------------------------------------------------
Juno Fund                                0.78%          (1.68)%         N/A               (2.98)%
-------------------------------------------------------------------------------------------------------------------
U.S. Gov't.                              4.55%            4.56%          4.49%              4.31%
Money Market
Fund
-------------------------------------------------------------------------------------------------------------------
Banking Fund                          (12.30)%           N/A            N/A                 N/A              (12.30)%
-------------------------------------------------------------------------------------------------------------------
Basic Materials                       (22.50)%           N/A            N/A                 N/A              (22.50)%
Fund
-------------------------------------------------------------------------------------------------------------------
Biotechnology                           28.10%           N/A            N/A                 N/A              28.10%
Fund
-------------------------------------------------------------------------------------------------------------------
Consumer                                N/A              N/A            N/A                 N/A              (2.90)%
Products Fund
-------------------------------------------------------------------------------------------------------------------
Electronics Fund                        40.20%           N/A            N/A                 N/A              40.20%
-------------------------------------------------------------------------------------------------------------------
Energy Fund                             N/A              N/A            N/A                 N/A              (10.10)%
-------------------------------------------------------------------------------------------------------------------
Energy Services                       (39.80)%           N/A            N/A                 N/A              (39.80)%
Fund
-------------------------------------------------------------------------------------------------------------------
Financial Services                      N/A              N/A            N/A                 N/A              (0.10)%
Fund
-------------------------------------------------------------------------------------------------------------------
Health Care                             N/A              N/A            N/A                 N/A              14.50%
Fund
-------------------------------------------------------------------------------------------------------------------
Leisure Fund                            12.10%           N/A            N/A                 N/A              12.10%
-------------------------------------------------------------------------------------------------------------------
Retailing Fund                          35.40%           N/A            N/A                 N/A              35.40%
-------------------------------------------------------------------------------------------------------------------
Technology Fund                         N/A              N/A            N/A                 N/A              70.20%
-------------------------------------------------------------------------------------------------------------------
Telecommuni-                            30.30%           N/A            N/A                 N/A              30.30%
cations Fund
-------------------------------------------------------------------------------------------------------------------

                                       46



-------------------------------------------------------------------------------------------------------------------
         FUND              CLASS                                  AVERAGE ANNUAL TOTAL RETURN FISCAL YEAR END
                                                       ------------------------------------------------------------
                                      ONE YEAR         THREE           FIVE YEARS         SINCE            SINCE
                                                       YEARS                             INCEPTION        INCEPTION
                                                                                                          AGGREGATE
-------------------------------------------------------------------------------------------------------------------
Transportation                        N/A              N/A             N/A                N/A              (20.10)%
Fund
-------------------------------------------------------------------------------------------------------------------
Banking Fund            ADVISOR       (12.60)%         N/A             N/A                N/A              (12.60)%
                        CLASS
-------------------------------------------------------------------------------------------------------------------
Basic Materials                       N/A              N/A             N/A                N/A              (26.89)%
Fund
-------------------------------------------------------------------------------------------------------------------
Biotechnology                         26.60%           N/A             N/A                N/A              26.60%
Fund
-------------------------------------------------------------------------------------------------------------------
Consumer                              N/A              N/A             N/A                N/A              11.11%
Products Fund
-------------------------------------------------------------------------------------------------------------------
Electronics Fund                      N/A              N/A             N/A                N/A              39.88%
-------------------------------------------------------------------------------------------------------------------
Energy Fund                           N/A              N/A             N/A                N/A              (10.53)%
-------------------------------------------------------------------------------------------------------------------
Energy Services                       N/A              N/A             N/A                N/A              (39.05)%
Fund
-------------------------------------------------------------------------------------------------------------------
Financial Services                    N/A              N/A             N/A                N/A              (4.97)%
Fund
-------------------------------------------------------------------------------------------------------------------
Health Care Fund                      N/A              N/A             N/A                N/A              14.50%
-------------------------------------------------------------------------------------------------------------------
Leisure Fund                          N/A              N/A             N/A                N/A              19.36%
-------------------------------------------------------------------------------------------------------------------
Retailing Fund                        N/A              N/A             N/A                N/A              34.87%
-------------------------------------------------------------------------------------------------------------------
Technology Fund                       N/A              N/A             N/A                N/A              55.90%
-------------------------------------------------------------------------------------------------------------------
Telecommuni-                          N/A              N/A             N/A                N/A              29.10%
cations Fund
-------------------------------------------------------------------------------------------------------------------
Transportation                        N/A              N/A             N/A                N/A              (14.15)%
Fund
-------------------------------------------------------------------------------------------------------------------
U.S. Gov't.                           4.02%            n/a             n/a                n/a              4.02%
Money Market
Fund
-------------------------------------------------------------------------------------------------------------------
Nova Fund                             n/a              n/a             n/a                n/a              31.03%
-------------------------------------------------------------------------------------------------------------------
Ursa Fund                             n/a              n/a             n/a                n/a              (15.68)%
-------------------------------------------------------------------------------------------------------------------

                                       47



-------------------------------------------------------------------------------------------------------------------
         FUND              CLASS                                  AVERAGE ANNUAL TOTAL RETURN FISCAL YEAR END
                                                       ------------------------------------------------------------
                                      ONE YEAR         THREE           FIVE YEARS         SINCE            SINCE
                                                       YEARS                             INCEPTION        INCEPTION
                                                                                                          AGGREGATE
-------------------------------------------------------------------------------------------------------------------
OTC Fund                              n/a              n/a             n/a                n/a              57.20%
-------------------------------------------------------------------------------------------------------------------


INFORMATION ON COMPUTATION OF YIELD

THE BOND FUND
In addition to the total return quotations discussed above, the Bond Fund also may advertise its yield based on a thirty-day (or one month) period ended on the date of the most recent balance sheet included in the Trust's Registration Statement, computed by dividing the net investment income per share of the Fund earned during the period by the maximum offering price per Fund share on the last day of the period, according to the following formula:


                                      A-B      6
                           YIELD = 2(----- + 1) - 1
                                       cd


         Where:  a =   dividends and interest earned during the period;

                 b =   expenses accrued for the period (net of reimbursements);

                 c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and

                 d = the maximum offering price per share on the last day of the period.

Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (i) computing the yield to maturity of each obligation held by the Bond Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (ii) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation that is in the Bond Fund's portfolio (assuming a month of thirty days), and (iii) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the thirty-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

The Bond Fund from time to time may also advertise its yield based on a thirty-day period ending on a date other than the most recent balance sheet included in the Trust's Registration Statement, computed in accordance with the yield formula described above, as adjusted to conform with the differing period for which the yield computation is based.

Any quotation of performance stated in terms of yield (whether based on a thirty-day or one month period) will be given no greater prominence than the information prescribed under SEC Rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost of such shares.

The Bond Fund's yield, as of March 31, 1999, based on a thirty-day base period, was approximately 4.47%.

THE MONEY MARKET FUND
The Money Market Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Money Market Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365 divided by 7.

The Money Market Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as the current yield) the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Money Market Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

The Money Market Fund's annualized effective yield and annualized current yield, for the seven-day period ended March 31, 1999, were 4.13% and 4.05%, respectively, for Investor Class shares and 3.62% and 3.54%, respectively, for Advisor Class shares.

The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Money Market Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality, and maturities of the investments held by the Money Market Fund and changes in interest rates on such investments, but also on changes in the Money Market Fund's expenses during the period.

Yield information may be useful in reviewing the performance of the Money Market Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Money Market Fund's yield fluctuates.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS
Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is (a) below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES
Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax advisor. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION
The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE, the Federal Reserve Bank of New York, the NASDAQ, the Chicago Mercantile Exchange ("CME"), the CBOT, or any other exchange, as appropriate, is closed (other than customary weekend or holiday closings), or trading on the NYSE, the NASDAQ, the CME, the CBOT, or any other exchange, as appropriate, is restricted; (ii) for any period during which an emergency exists so that sales of a Fund's investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of a Fund's investors.

HOLIDAYS
The NYSE, the Federal Reserve Bank of New York, the NASDAQ, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr.'s Birthday, President's Day, Good Friday, Memorial Day, July Fourth, Labor Day, Columbus Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time.

REDEMPTIONS IN-KIND
The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Trust's Prospectus under "Dividends and Distributions." All such distributions of a Fund normally automatically will be reinvested without charge in additional shares of the same Fund.

The Money Market Fund intends to declare dividends daily from net investment income (and net short-term capital gains, if any) and distribute such dividends monthly. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Money Market Fund. Net income will be calculated immediately prior to the determination of net asset value per share of the Money Market Fund.

The Trustees may revise the dividend policy, or postpone the payment of dividends, if the Money Market Fund should have or anticipate any large unexpected expense, loss, or fluctuation in net assets which, in the opinion of the Trustees, might have a significant adverse effect on shareholders of the Money Market Fund. On occasion, in order to maintain a constant $1.00 per share net asset value for the Money Market Fund, the Trustees may direct that the number of outstanding shares of the Money Market Fund be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder of the Money Market Fund in excess of the net increase (I.E., dividends, less such reduction), if any, in the shareholder's account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

With respect to the investment by the Bond Fund in U.S. Treasury zero coupon bonds, a portion of the difference between the issue price of zero coupon securities and the face value of such securities (the "original issue discount") is considered to be income to the Bond Fund each year, even though the Bond Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Bond Fund which must be distributed to shareholders of the Bond Fund in order to maintain the qualification of the Bond Fund as a regulated investment company (a "RIC") under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), as described immediately below under "Regulated Investment Company Status," and to avoid Federal income tax at the level of the Bond Fund. Shareholders of the Bond Fund will be subject to income tax on such original issue discount, whether or not such shareholders elect to receive their distributions in cash.

REGULATED INVESTMENT COMPANY STATUS
As a RIC, a Fund would not be subject to Federal income taxes on the net investment income and capital gains that the Fund distributes to the Fund's shareholders. The distribution of net investment income and capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such, regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the Federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Shareholders of the Money Market Fund will be subject to Federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains. Interest and realized net short-term capital gains distributions are taxable to a shareholder of the Money Market Fund as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares of the Money Market Fund or in cash. Since the Money Market Fund's income is expected to be derived entirely from interest rather than dividends, none of such distributions will be eligible for the Federal dividends received deduction available to corporations.

Each of the Funds will seek to qualify for treatment as a RIC under the Code. Provided that a Fund (i) is a RIC and (ii) distributes at least 90% of the Fund's net investment income (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to Federal income taxes to the extent the Fund's net investment income and the Fund's net realized long- and short-term capital gains, if any, are distributed to the Fund's shareholders. To avoid an excise tax on its undistributed income, each Fund generally must distribute at least 98% of its income, including its net long-term capital gains. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies (the "90% Test"). Income from investments in precious metals and in precious minerals will not qualify as gross income from "securities" for purposes of the 90% Test. The Metals Fund, therefore, intends to restrict its investment in precious metals and in precious minerals to avoid a violation of the 90% Test.

In the event of a failure by a Fund to quality as an RIC, the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as an RIC.

If a Fund were to fail to qualify as an RIC for one or more taxable years, the Fund could then qualify (or requalify) as an RIC for a subsequent taxable year only if the Fund had distributed to the Fund's shareholders a taxable dividend equal to the full amount of any earnings or profits (less the interest charge mentioned below, if applicable) attributable to such period. The fund might also be required to pay to the U.S. Internal Revenue Service (the "IRS") interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and an interpretative notice issued by the IRS, if the Fund should fail to qualify as an RIC and should thereafter seek to requalify as an RIC, the Fund may be subject to tax on the excess (if any) of the fair market of the Fund's assets over the Fund's basis in such assets, as of the day immediately before the first taxable year for which the Fund seeks to requalify as an RIC.

If a Fund determines that it will not qualify as an RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.

SPECIAL TAX CONSIDERATIONS APPLICABLE TO THE METALS FUND AND THE SECTOR FUNDS In general, with respect to the Metals Fund and the Sector Funds, gains from "foreign currencies" and from foreign currency options, foreign currency futures, and forward foreign exchange contracts ("forward contracts") relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures, or forward contracts will be valued for purposes of the RIC diversification requirements applicable to a Fund.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of the a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of a Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions.

The Metals Fund or Sector Funds may incur a liability for dividend withholding tax as a result of investment in stock or securities of foreign corporations. If, at any year end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Fund may elect to "pass through" to shareholders the amount of foreign taxes paid by that Fund. The Fund will make such an election only if that Fund deems this to be in the best interests of its shareholders. If the Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in that Fund.

OPTIONS TRANSACTIONS BY THE FUNDS
If a call option written by a Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

Each of the Nova Fund, the Ursa Fund, the OTC Fund, the Arktos Fund, the Metals Fund and the Sector Funds in its operations also will utilize options on stock indexes. Options on "broad based" stock indexes are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any nonequity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of each of the Nova Fund, the Ursa Fund, the OTC Fund, the Arktos Fund, the Metals Fund and the Sector Funds involving nonequity options on stock indexes may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each of these Funds will also have available to the Fund a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

A Fund's transactions in options, under some circumstances, could preclude the Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code. However, it is the intention of each Fund's portfolio management to limit gains from such investments to less than 10% of the gross income of the Fund during any fiscal year in order to maintain this qualification.

BACK-UP WITHHOLDING
Each Fund is required to withhold and remit to the U.S. Treasury 31% of (i) reportable taxable dividends and distributions and (ii) the proceeds of any redemptions of Fund shares with respect to any shareholder who is not exempt from withholding and who fails to furnish the Trust with a correct taxpayer identification number, who fails to report fully dividend or interest income, or who fails to certify to the Trust that the shareholder has provided a correct taxpayer identification number and that the shareholder is not subject to withholding. (An individual's taxpayer identification number is the individual's social security number.) The 31% "back-up withholding tax" is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

OTHER ISSUES
Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from Federal tax treatment.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this Statement of Additional Information in light of the particular tax situations of the shareholders and regarding specific questions as to Federal, state, or local taxes.

OTHER INFORMATION

VOTING RIGHTS
You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 1-800-820-0888 or 301-468-8520, or by writing to the Trust at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

REPORTING
You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES
You may call 1-800-820-0888 or 301-468-8520 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP, 1800 M Street, N.W., Washington, D.C. 20036, serves as counsel to the Trust.

AUDITORS AND CUSTODIAN

Deloitte & Touche LLP, University Square, 117 Campus Drive, Princeton, New Jersey 08540, are the auditors and the independent certified public accountants of the Trust and each of the Funds. Firstar (the "Custodian"), Star Bank Center, 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and keeps all necessary related accounts and records.

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended March 31, 1999, including notes thereto and the report of Deloitte & Touche LLP are incorporated by reference into this SAI. A copy of the Trust's Annual Report to Shareholders (the "Annual Report") must accompany the delivery of this Statement of Additional Information.

                                   APPENDIX A

BOND RATINGS

Below is a description of Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") bond rating categories.

STANDARD & POOR'S RATINGS
GROUP CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A - Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated "BBB" are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated "CCC" have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

MOODY'S INVESTORS SERVICE, INC.
CORPORATE BOND RATINGS
Aaa - Bonds rate "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rate "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in "Aaa" securities.

A - Bonds rated "A" possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated "Baa" are considered as medium grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.